UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Arizona Municipal Money Market Fund

May 31, 2016

SPZ-QTLY-0716
1.802202.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 55.2%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.75% 6/7/16, VRDN (a)(b)	$200,000	$200,000
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.63% 6/7/16, VRDN (a)	700,000	700,000
Arizona - 51.4%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.37% 6/7/16, VRDN (a)	3,000,000	3,000,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 G, 0.41% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	12,555,000	12,555,000
(Catholic Healthcare West Proj.) Series 2009 F, 0.42% 6/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	24,200,000	24,200,000
Series 2015 B, 0.41% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	6,800,000	6,800,000
Series 2015 C, 0.41% 6/7/16, LOC Bank of America NA, VRDN (a)	5,200,000	5,200,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	3,645,000	3,645,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.57% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	430,000	430,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.38% 6/1/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,100,000	10,100,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.42% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,200,000	7,200,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	2,054,675	2,054,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	1,365,000	1,365,000
(San Angelin Apts. Proj.) Series 2004, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
(San Martin Apts. Proj.) Series A1, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	8,675,000	8,675,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.45% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	12,440,000	12,440,000
(Village Square Apts. Proj.) Series 2004, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.45% 6/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.47% 6/7/16, VRDN (a)	6,100,000	6,100,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.41% 6/7/16, LOC Freddie Mac, VRDN (a)	13,600,000	13,600,000
Phoenix Indl. Dev. Auth. Rev. (Independent Newspaper, Inc. Proj.) Series 2000, 0.57% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	595,000	595,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	5,320,000	5,320,000
Series A, 0.46% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	3,145,000	3,145,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.41% 6/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	2,790,000	2,790,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.41% 6/7/16, LOC Bank of America NA, VRDN (a)	11,950,000	11,950,000
		150,464,675
Arkansas - 0.5%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.72% 6/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	1,500,000	1,500,000
Georgia - 0.8%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.5% 6/7/16, VRDN (a)	1,800,000	1,800,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.4% 6/1/16, VRDN (a)	200,000	200,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.55% 6/7/16, VRDN (a)	300,000	300,000
		2,300,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 6/7/16, VRDN (a)(b)	200,000	200,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.7% 6/7/16, VRDN (a)	360,000	360,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.75% 6/7/16, VRDN (a)(b)	200,000	200,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.75% 6/7/16, VRDN (a)(b)	100,000	100,000
Series 2016 D, 0.75% 6/7/16, VRDN (a)(b)	100,000	100,000
Series 2016 E, 0.75% 6/7/16, VRDN (a)(b)	100,000	100,000
		300,000
New Jersey - 0.4%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.58% 6/7/16, VRDN (a)	900,000	900,000
Series 2012 A, 0.66% 6/7/16, VRDN (a)(b)	200,000	200,000
		1,100,000
Texas - 1.2%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,000,000	1,000,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.53% 6/1/16, VRDN (a)	950,000	950,000
Series 2004, 0.69% 6/7/16, VRDN (a)(b)	200,000	200,000
Series 2009 A, 0.53% 6/1/16, VRDN (a)	1,100,000	1,100,000
Series 2010 B, 0.53% 6/1/16, VRDN (a)	300,000	300,000
		3,550,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.71% 6/7/16, VRDN (a)(b)	200,000	200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.7% 6/7/16, VRDN (a)(b)	200,000	200,000
		400,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.55% 6/7/16, VRDN (a)(b)	250,000	250,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $161,524,675)		161,524,675

Tender Option Bond - 6.9%
Arizona - 6.8%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,665,000	6,665,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	595,000	595,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,900,000	6,900,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.43% 6/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,100,000	5,100,000
Series ROC II R 11980 X, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(c)	700,000	700,000
		19,960,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.58% 6/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $20,060,000)		20,060,000

Other Municipal Security - 26.9%
Arizona - 26.2%
Arizona Ctfs. of Prtn. Bonds:
Series 2008 A, 5% 9/1/16	2,415,000	2,441,395
Series 2015, 2% 9/1/16	2,855,000	2,865,724
Arizona Health Facilities Auth. Rev. Bonds:
(Banner Health Sys. Proj.) Series 2007 A, 5% 1/1/17 (Pre-Refunded to 1/1/17 @ 100)	2,500,000	2,564,758
Series 2007 A, 5% 1/1/17 (Pre-Refunded to 1/1/17 @ 100)	1,000,000	1,025,983
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2013 A1, 4% 9/1/16	4,260,000	4,297,796
Arizona State Lottery Rev. Bonds Series 2010 A:
3% 7/1/16	1,190,000	1,192,561
5% 7/1/16	3,955,000	3,969,848
Arizona State Trans. Board Bonds Series 2009 A, 5% 7/1/16	1,275,000	1,279,707
Arizona Trans. Board Excise Tax Rev. Bonds:
Series 2011, 5% 7/1/16	2,225,000	2,233,374
5% 7/1/16	1,900,000	1,907,200
Arizona Trans. Board Hwy. Rev. Bonds Series 2006:
5% 7/1/16 (Pre-Refunded to 7/1/16 @ 100)	1,000,000	1,003,916
5% 7/1/16 (Pre-Refunded to 7/1/16 @ 100)	500,000	501,921
Arizona Wtr. Infrastructure Fin. Auth. Rev. Bonds Series 2006 A, 5% 10/1/16 (Pre-Refunded to 10/1/16 @ 100)	1,000,000	1,014,825
Peoria Gen. Oblig. Bonds:
Series 2015 A, 2% 7/15/16	540,000	541,071
Series 2015 B, 2% 7/15/16	1,045,000	1,047,072
Phoenix Civic Impt. Corp. Series 2014 B1, 0.53% 6/8/16, LOC Bank of America NA, CP (b)	10,000,000	10,000,000
Pima County Ctfs. of Prtn. Bonds:
Series 2015, 2% 12/1/16	3,900,000	3,927,513
Series 2016 A, 2% 12/1/16	2,905,000	2,925,367
Pima County Gen. Oblig. Bonds:
Series 2012 A, 2% 7/1/16	2,440,000	2,443,337
Series 2013 B, 3% 7/1/16	1,225,000	1,227,681
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2014, 4% 6/1/16	1,695,000	1,695,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2009 B, 4% 1/1/17	275,000	280,588
Series C:
0.52% 8/2/16, CP	7,500,000	7,500,000
0.52% 8/4/16, CP	5,500,000	5,500,000
Surprise Pledged Rev. Bonds Series 2015, 3% 7/1/16	2,685,000	2,690,705
Tucson Gen. Oblig. Bonds Series 2015, 2% 7/1/16	5,700,000	5,707,218
Tucson Street & Hwy. User Rev. Bonds Series 2015, 3% 7/1/16	3,700,000	3,707,976
Tucson Wtr. Rev. Bonds Series 2006, 4% 7/1/16	1,000,000	1,003,051
		76,495,587
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.8% tender 6/10/16, CP mode	100,000	100,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A:
0.86% tender 7/7/16, CP mode	300,000	300,000
0.86% tender 7/8/16, CP mode	100,000	100,000
Series 1993 B, 0.85% tender 6/14/16, CP mode	200,000	200,000
		600,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 A1, 0.9% tender 6/14/16, CP mode(b)	300,000	300,000
(New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 7/8/16, CP mode (b)	100,000	100,000
Series 1990 B, 0.85% tender 6/3/16, CP mode	200,000	200,000
Series 1990 A, 0.9% tender 7/6/16, CP mode (b)	400,000	400,000
		1,000,000
Virginia - 0.0%
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1986, 0.78% tender 6/14/16, CP mode	100,000	100,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 1996, 0.9% tender 7/8/16, CP mode (b)	200,000	200,000
Grant County Poll. Cont. Rev. Bonds Series 1986, 0.83% tender 6/14/16, CP mode (b)	200,000	200,000
		400,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $78,695,585)		78,695,587
	Shares	Value

Investment Company - 10.2%
Fidelity Municipal Cash Central Fund, 0.40% (d)(e)	29,953,000	29,953,000
(Cost $29,953,000)
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $290,233,262)		290,233,262
NET OTHER ASSETS (LIABILITIES) - 0.8%		2,378,350
NET ASSETS - 100%		$292,611,612

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$28,844
Total	$28,844

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At May 31, 2016 the cost for Federal Income Tax Purposes was $290,233,262.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Money Market Fund

May 31, 2016

TEM-QTLY-0716
1.802203.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 45.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.75% 6/7/16, VRDN (a)(b)	$36,315	$36,315
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.45% 6/7/16, VRDN (a)	1,500	1,500
Univ. of Alabama at Birmingham Hosp. Rev.:
Series 2012 B, 0.42% 6/7/16, LOC Bank of America NA, VRDN (a)	26,000	26,000
Series 2012 C, 0.41% 6/7/16, LOC PNC Bank NA, VRDN (a)	31,300	31,300
		95,115
Alaska - 0.6%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.6% 6/7/16, VRDN (a)	82,600	82,600
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.67% 6/7/16, VRDN (a)	26,000	26,000
Series 2002, 0.6% 6/7/16, VRDN (a)	15,700	15,700
		124,300
Arizona - 1.5%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.37% 6/7/16, VRDN (a)	12,130	12,130
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.42% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	62,190	62,190
(Catholic Healthcare West Proj.):
Series 2008 A, 0.4% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	41,875	41,875
Series 2009 F, 0.42% 6/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	39,750	39,750
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 0.47% 6/1/16, VRDN (a)	4,000	4,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.42% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	29,500	29,500
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	2,230	2,230
(San Angelin Apts. Proj.) Series 2004, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	14,900	14,900
(San Clemente Apts. Proj.) Series 2004, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	14,500	14,500
(San Lucas Apts. Proj.) Series 2003, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	13,700	13,700
(San Martin Apts. Proj.):
Series A1, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	5,700	5,700
Series A2, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	14,900	14,900
(San Remo Apts. Proj.) Series 2002, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	4,100	4,100
(Sands Apts. Proj.) Series 2001 A, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	2,495	2,495
(Village Square Apts. Proj.) Series 2004, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.45% 6/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	4,200	4,200
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.47% 6/7/16, VRDN (a)	5,750	5,750
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.41% 6/7/16, LOC Freddie Mac, VRDN (a)	10,900	10,900
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	4,500	4,500
Series A, 0.46% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	2,480	2,480
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.41% 6/7/16, LOC Bank of America NA, VRDN (a)	1,000	1,000
		308,200
Arkansas - 0.2%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.52% 6/7/16, LOC Fannie Mae, VRDN (a)	6,635	6,635
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 0.75% 6/7/16, VRDN (a)(b)	8,400	8,400
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.72% 6/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	26,700	26,700
		41,735
California - 0.2%
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.42% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	3,600	3,600
California Hsg. Fin. Agcy. Rev. Series 2004 E, 0.4% 6/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	7,430	7,430
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Maple Square Apt. Proj.) Series AA, 0.42% 6/7/16, LOC Citibank NA, VRDN (a)(b)	5,355	5,355
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.4% 6/7/16, LOC Citibank NA, VRDN (a)(b)	1,600	1,600
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.44% 6/7/16, LOC Bank of America NA, VRDN (a)	15,455	15,455
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.41% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	5,000	5,000
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.44% 6/7/16, LOC Bank of America NA, VRDN (a)	8,310	8,310
		46,750
Colorado - 0.4%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.47% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	785	785
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	27,800	27,800
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.43% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	8,400	8,400
(Waste Mgmt., Inc. Proj.) 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,160	14,160
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	13,325	13,325
(Timberleaf Apts. Proj.) 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	11,165	11,165
		75,635
Connecticut - 0.6%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2014 D, 0.42% 6/7/16, LOC Bank of America NA, VRDN (a)	37,230	37,230
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.4% 6/7/16 (Liquidity Facility Royal Bank of Canada), VRDN (a)(b)	13,630	13,630
Series 2011 C2, 0.42% 6/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	40,200	40,200
Series 2012 D3, 0.42% 6/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	16,805	16,805
Series 2013 B5, 0.42% 6/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	12,010	12,010
		119,875
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.5% 6/7/16, VRDN (a)	4,430	4,430
District Of Columbia - 0.8%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pentacle Apts. Proj.) Series 2008, 0.44% 6/7/16, LOC Freddie Mac, VRDN (a)	3,395	3,395
(Trenton Park Apts. Proj.) Series 2001, 0.46% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	5,370	5,370
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.5% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,645	5,645
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (a)	16,495	16,495
(The AARP Foundation Proj.) Series 2004, 0.41% 6/7/16, LOC Bank of America NA, VRDN (a)	11,900	11,900
(Washington Drama Society, Inc. Proj.) Series 2008, 0.42% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	59,615	59,615
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 A, 0.4% 6/7/16, LOC Royal Bank of Canada, VRDN (a)	25,000	25,000
Metropolitan Arpts Auth. Series 2011 A:
0.41% 6/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	17,000	17,000
0.41% 6/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	10,015	10,015
0.41% 6/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	12,700	12,700
		167,135
Florida - 2.5%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.44% 6/7/16, LOC Citibank NA, VRDN (a)(b)	9,805	9,805
Broward County Arpt. Facilities Rev. Series 2007 A, 0.42% 6/7/16, LOC Citibank NA, VRDN (a)(b)	11,350	11,350
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.45% 6/7/16, LOC Citibank NA, VRDN (a)(b)	6,000	6,000
(Sanctuary Apts Proj.) Series A, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	15,220	15,220
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.43% 6/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	7,330	7,330
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	6,700	6,700
(Summer Lakes Phase II Apts. Proj.) 0.44% 6/7/16, LOC Citibank NA, VRDN (a)(b)	17,000	17,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	13,670	13,670
(Clarcona Groves Apts. Proj.) Series A, 0.42% 6/7/16, LOC Citibank NA, VRDN (a)(b)	8,345	8,345
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.42% 6/7/16, LOC Citibank NA, VRDN (a)(b)	5,000	5,000
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	5,200	5,200
(Hunters Run Apts. Proj.) Series G, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	7,025	7,025
(Mariner's Cay Apts. Proj.) Series 2008 M, 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)	1,300	1,300
(Mill Creek Apts. Proj.) Series 2004 K, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	13,700	13,700
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	7,050	7,050
(Riverwalk I Apts. Proj.) Series 2008 E, 0.42% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	4,850	4,850
(Savannah Springs Apts. Proj.) Series G, 0.44% 6/7/16, LOC Citibank NA, VRDN (a)(b)	6,660	6,660
Series 2006 H, 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	6,295	6,295
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	10,650	10,650
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	8,155	8,155
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.42% 6/7/16, LOC Citibank NA, VRDN (a)(b)	10,110	10,110
(Grande Oaks Apts. Proj.) Series A, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	6,700	6,700
(Hunters Run Apts. Proj.) Series 2002 A, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	7,745	7,745
(Meridian Pointe Apts. Proj.) Series 2005, 0.44% 6/7/16, LOC Citibank NA, VRDN (a)(b)	10,800	10,800
(Morgan Creek Apts. Proj.) Series 2003, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	12,600	12,600
(Royal Palm Key Apts. Proj.) Series 2002, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) Series 1996, 0.75% 6/1/16, LOC Bank of America NA, VRDN (a)(b)	105	105
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	8,475	8,475
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.44% 6/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	60,715	60,715
Lakeland Edl. Facilities Rev. (Southern College Proj.) Series 2012 B, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (a)	7,065	7,065
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	7,500	7,500
Miami-Dade County Series 2014 B, 0.43% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	12,150	12,150
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.4% 6/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	19,400	19,400
North Broward Hosp. District Rev.:
Series 2005 A, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	35,775	35,775
0.37% 6/7/16, LOC Northern Trust Co., VRDN (a)	30,375	30,375
Ocean Hwy. & Port Auth. Rev. 0.45% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	400	400
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.42% 6/7/16, LOC Northern Trust Co., VRDN (a)	7,803	7,803
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.44% 6/7/16, LOC Citibank NA, VRDN (a)(b)	12,010	12,010
(Glenn Millenia Proj.) Series 2001 C, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	6,760	6,760
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	12,920	12,920
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	19,600	19,600
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.52% 6/7/16, LOC Northern Trust Co., VRDN (a)	4,750	4,750
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.37% 6/7/16, LOC Northern Trust Co., VRDN (a)	5,045	5,045
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	10,785	10,785
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	7,300	7,300
		504,373
Georgia - 1.8%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	7,230	7,230
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.5% 6/7/16, VRDN (a)	71,200	71,200
Bartow County Dev. Auth. Rev. Series 2016, 0.5% 6/7/16, LOC Comerica Bank, VRDN (a)(b)	4,135	4,135
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013, 0.5% 6/7/16, VRDN (a)	57,900	57,900
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.41% 6/7/16, LOC Bank of America NA, VRDN (a)	22,400	22,400
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.45% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	20,450	20,450
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	6,450	6,450
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.37% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	33,725	33,725
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.53% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	8,735	8,735
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 0.43% 6/1/16, VRDN (a)(b)	6,500	6,500
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.45% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	6,960	6,960
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.38% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	15,555	15,555
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.55% 6/7/16, VRDN (a)	23,300	23,300
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	9,200	9,200
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.49% 6/7/16, VRDN (a)(b)	57,400	57,400
		357,600
Illinois - 3.0%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	1,800	1,800
Chicago Midway Arpt. Rev. Series 2014 C, 0.47% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	97,540	97,540
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.42% 6/7/16, LOC Barclays Bank PLC, VRDN (a)	60,900	60,900
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.43% 6/7/16, LOC Bayerische Landesbank, VRDN (a)(b)	43,770	43,770
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.56% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	2,400	2,400
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.46% 6/7/16, LOC BMO Harris Bank NA, VRDN (a)(b)	1,510	1,510
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.5% 6/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	16,900	16,900
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.42% 6/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	6,745	6,745
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	13,280	13,280
(Latin School Proj.):
Series 2005 A, 0.4% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	11,770	11,770
Series 2005 B, 0.4% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	4,645	4,645
(Museum of Science & Industry Proj.) Series 2009 A, 0.41% 6/7/16, LOC Bank of America NA, VRDN (a)	15,280	15,280
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.42% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	17,245	17,245
(The Carle Foundation Proj.) Series 2009 D, 0.41% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Series 2009 B, 0.41% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	15,280	15,280
Series 2011 B, 0.37% 6/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	13,455	13,455
Illinois Gen. Oblig.:
Series 2003 B, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	4,100	4,100
Series 2003 B3, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	31,500	31,500
Series 2003 B6, 0.41% 6/7/16, LOC Northern Trust Co., VRDN (a)	9,000	9,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	17,900	17,900
(Valley View Apts. Proj.) 0.42% 6/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,810	10,810
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 2D, 0.41% 6/7/16, LOC Royal Bank of Canada, VRDN (a)	39,500	39,500
Series 2007 A-2A, 0.41% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	17,000	17,000
Series 2007 A1, 0.41% 6/7/16, LOC Citibank NA, VRDN (a)	117,900	117,900
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.46% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.46% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	6,000	6,000
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.41% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	13,050	13,050
		611,425
Indiana - 1.7%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.48% 6/7/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,750	5,750
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	23,535	23,535
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.47% 6/7/16, VRDN (a)(b)	39,000	39,000
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.41% 6/7/16 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	15,200	15,200
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.45% 6/7/16, LOC Mizuho Bank Ltd., VRDN (a)	32,450	32,450
(PSI Energy Proj.) Series 2003 B, 0.6% 6/7/16, VRDN (a)(b)	13,800	13,800
Series 2005, 0.47% 6/7/16, LOC Rabobank Nederland New York Branch, VRDN (a)	7,140	7,140
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	21,700	21,700
Series 2002 B, 0.45% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,000	14,000
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, 0.4% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	6,225	6,225
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.4% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	52,870	52,870
Series 2008 B, 0.37% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	35,140	35,140
Series 2008 F, 0.37% 6/7/16, LOC Bank of New York, New York, VRDN (a)	5,200	5,200
Series 2008 G, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	12,565	12,565
Series 2008 J, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	13,008	13,008
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.):
Series 2009 B, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
Series 2009 D, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	9,950	9,950
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.45% 6/7/16, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	6,000	6,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.42% 6/7/16, LOC Bank of America NA, VRDN (a)	15,000	15,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.45% 6/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,200	1,200
		336,733
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B2, 0.41% 6/7/16, LOC MUFG Union Bank NA, VRDN (a)(c)	18,290	18,290
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.42% 6/7/16, VRDN (a)	8,600	8,600
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.46% 6/7/16, VRDN (a)(b)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.53% 6/7/16, LOC Northern Trust Co., VRDN (a)	4,975	4,975
		34,965
Kansas - 0.2%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.48% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	25,100	25,100
Lenexa Multi-family Hsg. Rev.:
(Heather Glen Apts. Proj.) Series 2007, 0.45% 6/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,040	1,040
(Meadows Apts. Proj.) Series A, 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	13,745	13,745
		39,885
Kentucky - 1.7%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.42% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	28,500	28,500
Series 2008 A, 0.42% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	58,600	58,600
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.44% 6/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.44% 6/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	67,250	67,250
Series 1993 B, 0.44% 6/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.45% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.49% 6/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	100	100
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.43% 6/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	55,905	55,905
Series 2008 A2, 0.43% 6/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	31,000	31,000
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	9,000	9,000
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.42% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	12,565	12,565
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 0.45% 6/7/16, LOC PNC Bank NA, VRDN (a)(b)	7,450	7,450
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.44% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.45% 6/7/16, LOC PNC Bank NA, VRDN (a)(b)	11,000	11,000
		341,840
Louisiana - 1.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	59,490	59,490
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.4% 6/7/16, LOC Fannie Mae, VRDN (a)	10,670	10,670
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.44% 6/7/16, LOC Freddie Mac, VRDN (a)	4,095	4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	26,750	26,750
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.42% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	6,250	6,250
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.42% 6/7/16, VRDN (a)(b)	1,000	1,000
Series 2003, 0.42% 6/7/16, VRDN (a)(b)	15,650	15,650
(C-Port LLC Proj.) Series 2008, 0.45% 6/7/16, LOC Bank of America NA, VRDN (a)	4,720	4,720
(River View Villas Proj.) Series 2006, 0.41% 6/7/16, LOC Freddie Mac, VRDN (a)	12,600	12,600
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.7% 6/7/16, VRDN (a)	18,755	18,755
Series 2010 B1, 0.7% 6/7/16, VRDN (a)	49,145	49,145
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.41% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	34,300	34,300
Series 2010 B, 0.41% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	51,400	51,400
Series 2011, 0.41% 6/7/16, LOC Bank of Nova Scotia, VRDN (a)	11,000	11,000
		305,825
Maine - 0.3%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.53% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	3,600	3,600
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.42% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	25,150	25,150
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	23,700	23,700
		52,450
Maryland - 0.3%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	39,765	39,765
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev.:
Series 2004 C, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (a)	750	750
Series 2011 A, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (a)	11,010	11,010
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.44% 6/7/16, LOC PNC Bank NA, VRDN (a)(b)	10,000	10,000
Series 2008 C, 0.44% 6/7/16, LOC PNC Bank NA, VRDN (a)(b)	8,450	8,450
		69,975
Massachusetts - 0.3%
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.41% 6/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	65,895	65,895
Michigan - 0.3%
Central Michigan Univ. Rev. Series 2008 A, 0.4% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	8,790	8,790
Michigan Fin. Auth. Rev. Series 22 A, 0.41% 6/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	16,738	16,738
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.) 0.41% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	33,100	33,100
		58,628
Minnesota - 0.1%
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	9,800	9,800
Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	3,500	3,500
Minnesota Office of Higher Ed. Series 2008 B, 0.41% 6/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	6,350	6,350
Oak Park Heights Multi-family Rev. 0.4% 6/7/16, LOC Freddie Mac, VRDN (a)	7,575	7,575
		27,225
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.46% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.42% 6/7/16, LOC Bank of America NA, VRDN (a)	14,000	14,000
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.52% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,600	7,600
		31,600
Missouri - 0.2%
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	11,200	11,200
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.46% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	26,100	26,100
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.41% 6/7/16 (Liquidity Facility Freddie Mac), VRDN (a)	1,900	1,900
		39,200
Montana - 0.0%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.55% 6/7/16, VRDN (a)(b)	450	450
Nebraska - 0.3%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.43% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2013 F, 0.43% 6/7/16 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	10,170	10,170
Series 2014 B, 0.43% 6/7/16 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	8,425	8,425
Series 2015 D, 0.43% 6/7/16 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	17,145	17,145
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.42% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	20,000	20,000
		65,740
Nevada - 1.4%
Clark County Arpt. Rev.:
Series 2008 A2, 0.42% 6/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	37,650	37,650
Series 2008 C2, 0.42% 6/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	16,975	16,975
Series 2011 B2, 0.41% 6/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	89,795	89,795
Clark County Indl. Dev. Rev.:
(Southwest Gas Corp. Proj.):
Series 2009 A, 0.45% 6/7/16, LOC Bank of America NA, VRDN (a)	17,000	17,000
0.4% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	37,300	37,300
Series 2008 A, 0.41% 6/7/16, LOC MUFG Union Bank NA, VRDN (a)(b)	42,800	42,800
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	7,345	7,345
Reno Cap. Impt. Rev. Series 2005 A, 0.41% 6/7/16, LOC Bank of America NA, VRDN (a)	12,200	12,200
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2009 A, 0.41% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	17,900	17,900
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.75% 6/7/16, VRDN (a)(b)	4,200	4,200
Series 2016 D, 0.75% 6/7/16, VRDN (a)(b)	4,900	4,900
Series 2016 E, 0.75% 6/7/16, VRDN (a)(b)	4,900	4,900
		292,965
New Hampshire - 0.1%
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	16,400	16,400
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.66% 6/7/16, VRDN (a)(b)	16,100	16,100
New York - 11.2%
New York City Gen. Oblig.:
Series 2004 A3, 0.46% 6/7/16, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	14,890	14,890
Series 2010 G4, 0.42% 6/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	25,400	25,400
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.42% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	10,600	10,600
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(270 East Burnside Avenue Apts.) Series A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	6,400	6,400
(89 Murray St. Proj.) Series A, 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	34,000	34,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	6,660	6,660
(Beacon Mews Dev. Proj.) Series 2006 A, 0.43% 6/7/16, LOC Citibank NA, VRDN (a)(b)	8,000	8,000
(Cook Street Apts. Proj.) Series A, 0.41% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,380	4,380
(Courtland Avenue Apts. Proj.) Series A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	7,905	7,905
(East 165th Street Proj.) Series A, 0.44% 6/7/16, LOC Citibank NA, VRDN (a)(b)	7,665	7,665
(First Avenue Dev. Proj.) Series 2002 A, 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.43% 6/7/16, LOC Citibank NA, VRDN (a)(b)	9,700	9,700
(Intervale Gardens Apts.) Series A, 0.44% 6/7/16, LOC Citibank NA, VRDN (a)(b)	3,115	3,115
(Louis Nine Boulevard Apts. Proj.) Series A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	7,300	7,300
(Manhattan Court Dev. Proj.) Series A, 0.44% 6/7/16, LOC Citibank NA, VRDN (a)(b)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	14,700	14,700
(Peter Cintron Apts. Proj.) Series C, 0.43% 6/7/16, LOC Fannie Mae, VRDN(a)(b)	7,840	7,840
(State Renaissance Court Proj.) Series A, 0.43% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	28,700	28,700
(Villa Avenue Apts. Proj.) Series 2006 A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	5,990	5,990
(West 48th Street Dev. Proj.) Series 2001 A, 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
Series 2011 A, 0.42% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	9,350	9,350
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	37,900	37,900
(255 West 9th Street Proj.) Series 2001 A, 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	69,435	69,435
(Brittany Dev. Proj.) Series A, 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	46,300	46,300
(Linden Plaza Proj.) Series 2008 A, 0.43% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	62,795	62,795
(Morris Avenue Apts. Proj.) Series A, 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	36,000	36,000
(Rivereast Apts. Proj.) Series A, 0.43% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	4,150	4,150
(Sierra Dev. Proj.) Series A, 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	55,935	55,935
(Westport Dev. Proj.) Series 2004 A, 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	61,000	61,000
Series 2002 A, 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	51,500	51,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2015 BB3, 0.41% 6/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	42,350	42,350
Series F2, 0.41% 6/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	22,100	22,100
New York City Transitional Fin. Auth. Rev.:
Series 2001 A, 0.42% 6/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	44,450	44,450
Series 2003 2F, 0.42% 6/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	5,175	5,175
Series 2003 A2, 0.39% 6/2/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	36,100	36,100
New York City Trust Cultural Resources Rev. (The Pierpont Morgan Library Proj.) Series 2004, 0.42% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
New York Dorm. Auth. Revs.:
(City Univ. Proj.):
Series 2008 C, 0.4% 6/7/16, LOC Bank of America NA, VRDN (a)	49,400	49,400
Series 2008 D, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (a)	13,100	13,100
(Univ. of Rochester Proj.) Series 2003 C, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	6,050	6,050
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	104,300	104,300
(1500 Lexington Avenue Proj.) Series A, 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	8,000	8,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	110,100	110,100
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	13,495	13,495
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	89,500	89,500
(360 West 43rd Street Hsg. Proj.) Series A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	9,900	9,900
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.41% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	105,400	105,400
(600 West and 42nd St. Hsg. Proj.):
Series 2007 A:
0.4% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	30,000	30,000
0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	62,100	62,100
Series 2008 A, 0.43% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	18,900	18,900
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	39,500	39,500
Series 1999 A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	28,500	28,500
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	7,000	7,000
(Clinton Green South Hsg. Proj.):
Series 2005 A, 0.43% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	68,800	68,800
Series 2006 A, 0.43% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	21,500	21,500
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.43% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	34,400	34,400
(Grace Towers Hsg. Proj.) Series 2004 A, 0.41% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	11,530	11,530
(Helena Hsg. Proj.) Series 2003 A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	9,000	9,000
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	7,435	7,435
(Sea Park East Hsg. Proj.) Series 2004 A, 0.45% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	13,300	13,300
(Sea Park West Hsg. Proj.) Series 2004 A, 0.45% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	14,100	14,100
(South Cove Plaza Proj.) Series A, 0.41% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	28,000	28,000
(Theatre Row Tower Hsg. Proj.):
Series 2001 A, 0.43% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	10,000	10,000
Series 2002 A, 0.43% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	3,500	3,500
(Tower 31 Hsg. Proj.) Series 2005 A, 0.43% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	74,800	74,800
(Tribeca Park Proj.) Series 1997 A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	74,100	74,100
(West 20th Street Proj.) Series 2001 A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	51,000	51,000
(Worth Street Hsg. Proj.) Series A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	47,600	47,600
Series 1997 A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	34,300	34,300
Series 2000 A, 0.43% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	14,500	14,500
Series 2004 A, 0.43% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	53,950	53,950
Series 2008 A, 0.37% 6/7/16, LOC Freddie Mac, VRDN (a)	13,400	13,400
Series 2010 A, 0.37% 6/7/16, LOC Freddie Mac, VRDN (a)	3,655	3,655
Series 2014 A, 0.42% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	7,400	7,400
Series 2014 A2, 0.42% 6/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,500	6,500
Series 2015 A1, 0.37% 6/7/16, LOC Bank of New York, New York, VRDN (a)	2,945	2,945
New York Local Govt. Assistance Corp. Series 2008 B3V, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	49,345	49,345
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.41% 6/7/16, LOC Mizuho Bank Ltd., VRDN (a)(b)	17,800	17,800
Series 2004 C2, 0.43% 6/7/16, LOC Mizuho Bank Ltd., VRDN (a)(b)	4,000	4,000
Series 2004 C3, 0.43% 6/7/16, LOC Mizuho Bank Ltd., VRDN (a)(b)	15,500	15,500
Series 2010 A2, 0.43% 6/7/16, LOC Bank of Nova Scotia, VRDN (a)(b)	19,000	19,000
Series 2010 A, 0.43% 6/7/16, LOC Bank of Nova Scotia, VRDN (a)(b)	2,000	2,000
New York State Hsg. Fin. Agcy. Rev. Series 2016 A, 0.42% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (a)	5,990	5,990
		2,257,880
North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.41% 6/7/16, LOC Bank of America NA, VRDN (a)	21,900	21,900
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (a)	13,000	13,000
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.41% 6/7/16 (Liquidity Facility Bank of America NA), VRDN (a)	13,410	13,410
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.41% 6/7/16, LOC Rabobank Nederland New York Branch, VRDN (a)	12,865	12,865
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 B, 0.36% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.36% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	34,000	34,000
Series 2003 B, 0.36% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	7,980	7,980
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.43% 6/7/16, LOC Cr. Industriel et Commercial, VRDN (a)	31,400	31,400
Piedmont Triad Arpt. Auth.:
Series 2008 A, 0.42% 6/7/16, LOC Branch Banking & Trust Co., VRDN (a)	5,235	5,235
Series 2008 B, 0.44% 6/7/16, LOC Branch Banking & Trust Co., VRDN (a)(b)	7,000	7,000
		153,790
Ohio - 0.3%
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.48% 6/7/16, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	32,600	32,600
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series B, 0.41% 6/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	7,970	7,970
Series 2004 D, 0.42% 6/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	1,100	1,100
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2008 B, 0.41% 6/7/16, VRDN (a)(b)	4,400	4,400
Series 2016 G, 0.42% 6/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	2,700	2,700
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.43% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	2,900	2,900
		51,670
Oklahoma - 0.1%
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.43% 6/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	10,120	10,120
Univ. Hospitals Trust Rev. Series 2005 A, 0.42% 6/7/16, LOC Bank of America NA, VRDN (a)	1,250	1,250
		11,370
Oregon - 0.5%
Port of Portland Arpt. Rev.:
Series Eighteen A, 0.43% 6/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	34,730	34,730
Series Eighteen B, 0.44% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	46,350	46,350
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.44% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	3,355	3,355
(New Columbia - Trouton Proj.) Series 2005, 0.44% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	5,455	5,455
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.42% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	15,000	15,000
		104,890
Pennsylvania - 0.7%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.41% 6/7/16, LOC PNC Bank NA, VRDN (a)	8,665	8,665
Series 2005 B, 0.41% 6/7/16, LOC PNC Bank NA, VRDN (a)	6,885	6,885
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.58% 6/7/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,155	2,155
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.41% 6/7/16, LOC PNC Bank NA, VRDN (a)	10,955	10,955
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.42% 6/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	11,340	11,340
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.41% 6/7/16, LOC PNC Bank NA, VRDN (a)	8,670	8,670
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.42% 6/7/16, LOC PNC Bank NA, VRDN (a)	7,200	7,200
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.41% 6/7/16, LOC PNC Bank NA, VRDN (a)	7,075	7,075
Luzerne County Convention Ctr. Series 2012, 0.41% 6/7/16, LOC PNC Bank NA, VRDN (a)	6,100	6,100
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.37% 6/7/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,765	9,765
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1996 D5, 0.57% 6/7/16, LOC PNC Bank NA, VRDN (a)(b)	300	300
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.49% 6/7/16, LOC Citibank NA, VRDN (a)(b)	2,085	2,085
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.41% 6/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	18,705	18,705
Series 2005 C2, 0.42% 6/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	10,855	10,855
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.54% 6/7/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	940	940
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (a)	4,800	4,800
Philadelphia School District Series 2009 C, 0.37% 6/1/16, LOC TD Banknorth, NA, VRDN (a)	12,190	12,190
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.41% 6/7/16, LOC PNC Bank NA, VRDN (a)	2,540	2,540
Series 2011 B, 0.41% 6/7/16, LOC PNC Bank NA, VRDN (a)	10,175	10,175
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.41% 6/7/16, LOC PNC Bank NA, VRDN (a)	2,745	2,745
		144,145
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(New England Institute of Technology Proj.) Series 2008, 0.41% 6/7/16, LOC TD Banknorth, NA, VRDN (a)	2,700	2,700
(Rhode Island School of Design Proj.) Series 2008 B, 0.37% 6/7/16, LOC TD Banknorth, NA, VRDN (a)	7,510	7,510
		10,210
South Carolina - 0.7%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.42% 6/1/16, VRDN (a)(b)	2,300	2,300
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.):
Series 2009 A, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	21,085	21,085
Series 2009 D, 0.37% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,955	4,955
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) 0.4% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	66,025	66,025
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.45% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.4% 6/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	13,790	13,790
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.4% 6/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	20,700	20,700
		143,855
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.51% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	6,050	6,050
Tennessee - 1.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	13,750	13,750
Series 2003, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	11,010	11,010
Series 2004, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	11,010	11,010
Series 2005, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	19,935	19,935
Series 2008, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	25,160	25,160
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.45% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	5,000	5,000
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.38% 6/7/16, LOC Branch Banking & Trust Co., VRDN (a)	140	140
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 0.45% 6/7/16, LOC PNC Bank NA, VRDN (a)(b)	25,000	25,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.44% 6/7/16, VRDN (a)(b)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.49% 6/7/16, LOC Rabobank Nederland, VRDN (a)(b)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.42% 6/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,000	10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.42% 6/7/16, LOC Bank of America NA, VRDN (a)	13,845	13,845
Series 2002, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	4,290	4,290
Series 2004, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	21,605	21,605
Series 2006, 0.41% 6/1/16, LOC Bank of America NA, VRDN (a)	9,750	9,750
		226,795
Texas - 5.4%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.44% 6/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	45,500	45,500
Series 2005 2, 0.44% 6/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	45,450	45,450
Series 2005 3, 0.43% 6/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	25,635	25,635
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.5% 6/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	6,250	6,250
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.45% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500	12,500
Series 2001, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	25,000	25,000
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	33,300	33,300
(Formosa Plastics Corp. Texas Proj.) Series 2008, 0.45% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	40,000	40,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	5,285	5,285
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	6,880	6,880
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. For The Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.41% 6/7/16, LOC Bank of America NA, VRDN (a)	29,295	29,295
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.52% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,825	7,825
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	22,300	22,300
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(YMCA of the Greater Houston Area Proj.) Series 2013 D, 0.37% 6/7/16, VRDN (a)	8,500	8,500
Series 2014 D, 0.37% 6/7/16, VRDN (a)	16,300	16,300
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	6,415	6,415
(Louetta Village Apts. Proj.) Series 2005, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	6,180	6,180
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	7,210	7,210
(Primrose at Bammel Apts. Proj.) Series 2005, 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	7,780	7,780
(Quail Chase Apts. Proj.) Series 1999, 0.46% 6/7/16, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	11,110	11,110
(Wellington Park Apts. Proj.) Series 2004, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	11,450	11,450
Houston Arpt. Sys. Rev. Series 2010, 0.43% 6/7/16, LOC Barclays Bank PLC, VRDN (a)	64,515	64,515
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) Series 2005, 0.42% 6/7/16, LOC Citibank NA, VRDN (a)(b)	8,620	8,620
(Little Nell Apts. Proj.) Series 2003, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	11,700	11,700
(Mayfair Park Apts. Proj.) Series 2004, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	8,800	8,800
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.75% 6/7/16, VRDN (a)(b)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.5% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	11,950	11,950
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.42% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	7,470	7,470
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.53% 6/1/16, VRDN (a)	3,200	3,200
Series 2004, 0.69% 6/7/16, VRDN (a)(b)	99,850	99,850
Series 2009 B, 0.52% 6/1/16, VRDN (a)	14,390	14,390
Series 2009 C, 0.52% 6/1/16, VRDN (a)	11,400	11,400
Series 2010 B, 0.53% 6/1/16, VRDN (a)	4,350	4,350
Series 2010 C, 0.52% 6/1/16, VRDN (a)	3,700	3,700
Series 2010 D:
0.52% 6/1/16, VRDN (a)	5,800	5,800
0.53% 6/1/16, VRDN (a)	10,585	10,585
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.42% 6/7/16, VRDN (a)(b)	24,000	24,000
Series 2001, 0.42% 6/7/16, VRDN (a)(b)	25,000	25,000
Series 2010 A, 0.43% 6/7/16 (Total SA Guaranteed), VRDN (a)	1,000	1,000
Series 2012, 0.43% 6/7/16 (Total SA Guaranteed), VRDN (a)	27,200	27,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.43% 6/7/16 (Total SA Guaranteed), VRDN (a)	34,200	34,200
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.41% 6/7/16, LOC BNP Paribas SA, VRDN (a)(b)	50,000	50,000
0.41% 6/7/16, LOC MUFG Union Bank NA, VRDN (a)(b)	50,000	50,000
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.46% 6/7/16, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	5,150	5,150
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.41% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	67,615	67,615
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.48% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,755	1,755
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.42% 6/7/16, LOC Bank of America NA, VRDN (a)	10,555	10,555
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	11,400	11,400
(Chisholm Trail Proj.) Series 2004, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	5,100	5,100
(Pinnacle Apts. Proj.) Series 2004, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	13,265	13,265
(Residences at Sunset Pointe Proj.) Series 2006, 0.52% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	5,880	5,880
(Windshire Apts. Proj.) Series 2007, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	13,200	13,200
Series 2004, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	10,900	10,900
Texas Gen. Oblig. Series 2015 B, 0.42% 6/7/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	36,225	36,225
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	8,985	8,985
		1,081,025
Utah - 0.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.37% 6/7/16, LOC Canadian Imperial Bank of Commerce, VRDN (a)	12,170	12,170
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.45% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	8,485	8,485
		20,655
Virginia - 0.2%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.44% 6/7/16, LOC Freddie Mac, VRDN (a)(b)	4,000	4,000
Fairfax County Indl. Dev. Auth. Series 2016 C, 0.4% 6/7/16, VRDN (a)	7,000	7,000
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.42% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000	10,000
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.48% 6/7/16, LOC Bank of America NA, VRDN (a)	3,355	3,355
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.42% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,700	2,700
Series 2001, 0.42% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,100	2,100
Series 2006, 0.42% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,650	3,650
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.45% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,000	10,000
		42,805
Washington - 2.9%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.44% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	16,430	16,430
Port of Seattle Rev.:
Series 1997, 0.43% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	72,055	72,055
Series 2008, 0.43% 6/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	171,600	171,600
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.42% 6/7/16, LOC Bank of America NA, VRDN (a)	25,000	25,000
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.42% 6/7/16, LOC Bank of America NA, VRDN (a)	7,300	7,300
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	20,000	20,000
Series E, 0.43% 6/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	17,300	17,300
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) Series 1999, 0.44% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	17,690	17,690
(Ballard Landmark Inn Proj.) Series 2015 A, 0.42% 6/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	26,890	26,890
(Crestview Apts. Proj.) Series 2004, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
(Discovery Heights Apt. Proj.) Series 2010, 0.41% 6/7/16, LOC Freddie Mac, VRDN (a)	11,585	11,585
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.42% 6/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	19,250	19,250
(Gardens Univ. Village Apt. Proj.) Series A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	12,250	12,250
(The Lodge at Eagle Ridge Proj.) Series A, 0.42% 6/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	7,535	7,535
(Vintage Mount Vernon Proj.) Series A, 0.42% 6/7/16, LOC Fannie Mae, VRDN (a)(b)	7,500	7,500
		579,960
West Virginia - 0.5%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.43% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.41% 6/7/16, LOC Deutsche Bank AG, VRDN (a)(b)	5,200	5,200
Series 1990 B, 0.41% 6/7/16, LOC Deutsche Bank AG, VRDN (a)(b)	5,200	5,200
Series 1990 C, 0.41% 6/7/16, LOC Deutsche Bank AG, VRDN (a)(b)	2,700	2,700
Series 1990 D, 0.41% 6/7/16, LOC Deutsche Bank AG, VRDN (a)(b)	2,700	2,700
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.71% 6/7/16, VRDN (a)(b)	15,800	15,800
Series 2009 A, 0.37% 6/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	31,575	31,575
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.7% 6/7/16, VRDN (a)(b)	14,900	14,900
West Virginia Hosp. Fin. Auth. Rev. (Pallottine Health Svcs. Proj.) 0.51% 6/7/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)	175	175
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.43% 6/7/16, LOC Bank of America NA, VRDN (a)(b)	6,580	6,580
		93,250
Wyoming - 0.2%
Converse County Envir. Impt. Rev. Series 1995, 0.53% 6/7/16, VRDN (a)(b)	1,200	1,200
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.):
Series 2009 A, 0.4% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000	10,000
Series 2009 B, 0.4% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,300	2,300
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.55% 6/7/16, VRDN (a)(b)	19,500	19,500
		33,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $9,213,799)		9,213,799

Tender Option Bond - 11.1%
Alabama - 0.0%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN:
Series 16 XM0207, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,500	6,500
Series 16 ZM0206, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,975	2,975
		9,475
Arizona - 0.1%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.43% 6/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,200	5,200
Series Putters 3307, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,395	6,395
Series Putters XM0009, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Series ROC II R 14060, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
		19,595
California - 0.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,100	2,100
California Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 11974, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	4,555	4,555
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,500	1,500
Series ROC II R 11728, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	7,040	7,040
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series 16 ZF0321, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,380	3,380
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.55%, tender 6/2/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	16,155	16,155
RBC Muni. Products, Inc. Trust Bonds Series RBC E 63, 0.5%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	5,000	5,000
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 0048, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,050	10,050
		49,780
Colorado - 0.5%
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	41,645	41,645
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN:
Series MS 3316, 0.44% 6/7/16 (Liquidity Facility Cr. Suisse AG) (a)(d)	14,030	14,030
Series Putters 4386, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,500	7,500
RBC Muni. Products, Inc. Trust Bonds Series E 55, 0.55%, tender 8/1/16 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	23,225	23,225
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series Putters 15 XM0007, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,600	5,600
		92,000
Connecticut - 0.0%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series BA 15 XF0247, 0.44% 6/7/16 (Liquidity Facility Bank of America NA) (a)(d)	8,614	8,614
District Of Columbia - 0.2%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,000	9,000
District of Columbia Income Tax Rev. Participating VRDN:
Series BC 13 15U, 0.43% 6/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,200	4,200
Series EGL 14 0039, 0.43% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,200	6,200
Series Putters 3369, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,995	10,995
Series Putters 4020, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,250	7,250
		37,645
Florida - 0.9%
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series EGL 14 0007, 0.42% 6/1/16 (Liquidity Facility Citibank NA) (a)(d)	21,445	21,445
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	10,875	10,875
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 16 ZF0339, 0.45% 6/7/16 (Liquidity Facility Bank of America NA) (a)(d)	2,160	2,160
Miami Beach Resort Tax Rev. Participating VRDN:
Series 15 XF0260, 0.43% 6/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	10,000	10,000
Series RBC 15 ZM0119, 0.42% 6/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,750	3,750
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,400	6,400
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series 15 XF0085, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	405	405
RBC Muni. Products, Inc. Trust Bonds:
Series RBC E 56, 0.5%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	14,700	14,700
Series RBC E 62, 0.55%, tender 8/1/16 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	28,500	28,500
Series RBC E 64, 0.53%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	20,405	20,405
Series RBC E 65, 0.53%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	44,600	44,600
Series RBC E 66, 0.55%, tender 8/1/16 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	12,195	12,195
Tampa Health Sys. Rev. Participating VRDN:
Series 16 XF2213, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,800	6,800
Series 16 XF2214, 0.43% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	4,800	4,800
		187,035
Georgia - 0.0%
Private Colleges & Univs. Auth. Rev.:
Bonds Series WF 11 32C, 0.55%, tender 6/9/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	5,800	5,800
Participating VRDN Series BC 13 20U, 0.43% 6/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,000	4,000
		9,800
Hawaii - 0.0%
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,665	6,665
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	4,005	4,005
		10,670
Illinois - 0.3%
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,250	2,250
Series BA 15 XF0248, 0.42% 6/7/16 (Liquidity Facility Bank of America NA) (a)(d)	12,855	12,855
Series BC 11 16B, 0.43% 6/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	3,950	3,950
Series MS 3332, 0.54% 6/7/16 (Liquidity Facility Cr. Suisse AG) (a)(d)	5,700	5,700
Series Putters 0022, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,205	11,205
Series Putters 3435, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,105	2,105
0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 0.48% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
Series 15 ZM0118, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,335	3,335
Series MS 16 XF 2212, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,890	6,890
		53,290
Indiana - 0.1%
Indiana Fin. Auth. Rev. Participating VRDN Series 15 XF0106, 0.46% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	17,180	17,180
Louisiana - 0.4%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 0.44% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	61,900	61,900
Series Putters 3806, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,990	9,990
		71,890
Maryland - 0.1%
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series BA 15 XF0246, 0.44% 6/7/16 (Liquidity Facility Bank of America NA) (a)(d)	5,055	5,055
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,020	6,020
		11,075
Massachusetts - 0.3%
Massachusetts Clean Wtr. Trust Participating VRDN Series Clipper 06 11, 0.44% 6/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	49,205	49,205
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Putters 3990, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
		51,205
Michigan - 0.0%
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,890	4,890
Series 16 ZM0166, 0.42% 6/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,240	2,240
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.55%, tender 6/9/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	3,000	3,000
		10,130
Minnesota - 0.0%
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,335	3,335
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,000	6,000
Series Putters 3929, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,785	2,785
Missouri Health & Edl. Facilities Rev. Participating VRDN Series XF 0292, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,305	11,305
		20,090
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.58% 6/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	7,700	7,700
Nevada - 0.3%
Clark County Fuel Tax Participating VRDN:
ROC II R 11836, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	7,500	7,500
Series Putters 3158, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	32,110	32,110
Series ROC II R 11507, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,400	2,400
Clark County Wtr. Reclamation District Participating VRDN Series 16 ZF0446, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,000	7,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.43% 6/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	4,685	4,685
		53,695
New Jersey - 2.3%
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.55%, tender 6/28/16 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	462,700	462,700
New York - 0.7%
JPMorgan Chase Bonds Series Putters 4410, 0.49%, tender 6/9/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	23,855	23,855
New York City Gen. Oblig. Participating VRDN:
Series Putters 14 0013, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,650	6,650
Series ROC II R 14045, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	11,600	11,600
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 16 ZF0449, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,025	7,025
Series Putters 3384, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750	3,750
Series ROC II R 11931, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	3,750	3,750
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11994, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	4,500	4,500
Series ROC II R 14082, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,200	6,200
0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,850	3,850
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,640	2,640
Series ROC II R 14005, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	14,030	14,030
New York Dorm. Auth. Revs. Participating VRDN:
ROC II R 11944, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	5,150	5,150
Series EGL 07 0002, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	12,935	12,935
Series ROC II R 11535, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	3,590	3,590
Series ROC II R 11722, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,935	2,935
Series ROC II R 11943, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	5,580	5,580
New York Liberty Dev. Corp. Participating VRDN Series 16 XF0406, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,910	5,910
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,250	5,250
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	4,800	4,800
		134,000
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.45% 6/7/16 (Liquidity Facility Citibank NA) (a)(b)(d)	41,630	41,630
North Carolina - 0.8%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series BC 09 43W, 0.43% 6/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000	5,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF2167, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	1,600	1,600
Series EGL 14 0050, 0.43% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	46,165	46,165
Series EGL 14 0051, 0.43% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	14,220	14,220
Series EGL 14 0052, 0.43% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	64,735	64,735
Series ROC II R 11850, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	12,600	12,600
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series 15 XF0147, 0.43% 6/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	9,365	9,365
Series BC 10 31W, 0.43% 6/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,625	3,625
		157,310
North Dakota - 0.1%
RBC Muni. Products, Inc. Trust Bonds Series RBC E58, 0.53%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	17,695	17,695
Ohio - 0.1%
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.43% 6/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	7,985	7,985
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500	3,500
0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,800	4,800
		16,285
Oregon - 0.1%
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.6%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	10,790	10,790
Participating VRDN Series ROC II R 11949, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	3,615	3,615
		14,405
Pennsylvania - 0.4%
Geisinger Auth. Health Sys. Rev. Participating VRDN Series 16 XF0425, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,560	4,560
Pennsylvania Gen. Oblig. Participating VRDN Series 16 ZF0424, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,590	3,590
RBC Muni. Products, Inc. Trust Bonds Series RBC E53, 0.53%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	70,100	70,100
		78,250
Rhode Island - 0.1%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.43% 6/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	12,230	12,230
Tennessee - 0.4%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	67,475	67,475
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 0.5% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
		72,475
Texas - 0.9%
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	3,775	3,775
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.6%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	5,540	5,540
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,310	6,310
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Putters 15 3, 0.4% 6/1/16 (Liquidity Facility J.P. Morgan Securities, LLC) (a)(d)	6,150	6,150
Houston Arpt. Sys. Rev. Participating VRDN Series RBC 16 ZM0169, 0.42% 6/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,165	4,165
Houston Gen. Oblig. Participating VRDN Series Putters 4338, 0.47% 6/7/16 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	6,305	6,305
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,000	6,000
Judson Independent School District Participating VRDN Series MS 06 1859, 0.42% 6/7/16 (Liquidity Facility Wells Fargo & Co.) (a)(d)	7,890	7,890
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	5,145	5,145
Leander Independent School District Participating VRDN Series BC 10 28W, 0.43% 6/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,250	2,250
North East Texas Independent School District Participating VRDN Series EGL 14 0018, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	22,305	22,305
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series 2015 ZF0211, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series Putters 3344, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,700	1,700
Series Putters 4356, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	17,750	17,750
Series XF 0293, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,020	9,020
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.42% 6/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	7,465	7,465
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,625	11,625
Series 16 XM0196, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series 16 ZF 0282, 0.43% 6/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,060	2,060
Series XY1001, 0.43% 6/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,620	4,620
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,750	6,750
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.43% 6/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,580	1,580
Texas Gen. Oblig.:
Bonds Series WF 1183C, 0.6%, tender 6/30/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(d)(e)	10,045	10,045
Participating VRDN:
Series 15 XF0075, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,915	11,915
Series 16 ZF0248, 0.43% 6/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,640	2,640
Series Putters 3478, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995	4,995
Series Putters 3480, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,495	7,495
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series 15 XF0067, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,180	2,180
		187,675
Utah - 0.1%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.43% 6/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	14,900	14,900
Virginia - 0.2%
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3309, 0.44% 6/7/16 (Liquidity Facility Cr. Suisse AG) (a)(d)	2,300	2,300
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 14 0048, 0.43% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	28,910	28,910
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series 16 XM0142, 0.41% 6/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	6,770	6,770
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,370	3,370
Series ROC II R 11923, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	3,640	3,640
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,015	1,015
		46,005
Washington - 1.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 15 XF2158, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,885	2,885
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.43% 6/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,500	2,500
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.43% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	21,775	21,775
Series Putters 15 XM0012, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,950	6,950
Series ROC II R 11962, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,200	2,200
Pierce County School District #10 Tacoma Participating VRDN Series 15 XF2166, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,700	2,700
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 0.6%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	6,730	6,730
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.42% 6/7/16 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,530	2,530
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.45% 6/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	11,700	11,700
Washington Gen. Oblig.:
Bonds Series WF 11-16C, 0.6%, tender 8/18/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	33,900	33,900
Participating VRDN:
Series 16 XM0216, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,295	12,295
Series 16 XM0218, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,000	10,000
Series 16 XM0219, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,000	10,000
Series 16 ZF0352, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,660	11,660
Series Clipper 05 39, 0.43% 6/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	9,230	9,230
Series MS 33 864X, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,500	2,500
Series Putters 3388, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series Putters 3854, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500	3,500
Series putters 4033, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,100	5,100
Series ROC 14090, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	9,400	9,400
Series ROC II R 11889, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,250	2,250
Series ROC II R 14074, 0.42% 6/7/16 (Liquidity Facility Citibank NA) (a)(d)	8,000	8,000
0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,250	2,250
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0083, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	16,875	16,875
Series 15 XF0132, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,065	7,065
Series 15 XF0148, 0.42% 6/7/16 (Liquidity Facility Bank of America NA) (a)(d)	7,485	7,485
Series 2015 XF0150, 0.44% 6/7/16 (Liquidity Facility Bank of America NA) (a)(d)	4,355	4,355
		220,835
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Participating VRDN:
Series 16 XM0208, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,865	6,865
Series MS 3337, 0.44% 6/7/16 (Liquidity Facility Cr. Suisse AG) (a)(d)	5,000	5,000
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 0.43% 6/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
Series Floaters 3184, 0.44% 6/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	11,860	11,860
		26,225
TOTAL TENDER OPTION BOND
(Cost $2,226,824)		2,226,824

Other Municipal Security - 30.1%
Alaska - 0.5%
Alaska Gen. Oblig. Bonds Series 2016 A, 5% 8/1/16	5,505	5,547
Anchorage Gen. Oblig. TAN 2% 9/15/16	83,000	83,361
North Slope Borough Gen. Oblig. Bonds:
Series 2006 A, 5% 6/30/16	4,000	4,015
Series 2012 A, 3% 6/30/16	1,465	1,468
		94,391
Arizona - 0.4%
Arizona State Trans. Board Bonds Series 2009 A, 5% 7/1/16	2,185	2,193
Arizona Trans. Board Excise Tax Rev. Bonds Series 2009, 5% 7/1/16	2,245	2,253
Phoenix Civic Impt. Corp. Series 2014 B1, 0.53% 6/8/16, LOC Bank of America NA, CP (b)	30,000	30,000
Pima County Ctfs. of Prtn. Bonds Series 2015, 2% 12/1/16	3,980	4,008
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
0.52% 8/2/16, CP	16,300	16,300
0.52% 8/4/16, CP	13,600	13,600
Tempe Excise Tax Rev. Bonds Series 2015, 2% 7/1/16	4,000	4,005
		72,359
California - 3.1%
California Dept. of Wtr. Resources Bonds (Central Valley Proj.) Series 2011 AJ, 5% 12/1/16	1,270	1,298
California Gen. Oblig. Bonds:
Series 2009, 5% 10/1/16	1,000	1,015
Series 2013:
5% 2/1/17	1,150	1,184
5% 2/1/17	1,500	1,544
Series 2014, 5% 12/1/16	2,185	2,234
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.46%, tender 9/1/16 (Liquidity Facility Royal Bank of Canada) (a)	42,100	42,100
Series 2010 B, 0.48%, tender 9/1/16 (Liquidity Facility Royal Bank of Canada) (a)	28,025	28,025
Los Angeles County Gen. Oblig. TRAN 5% 6/30/16	145,365	145,901
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.45% 6/28/16 (Liquidity Facility Wells Fargo Bank NA), CP	17,800	17,800
Los Angeles Gen. Oblig. TRAN 2% 6/30/16	293,800	294,189
Los Angeles Muni. Impt. Corp. Lease Rev. Bonds:
Series 2016 A, 2% 11/1/16 (c)	4,565	4,593
Series 2016 B, 2% 11/1/16 (c)	18,250	18,364
Riverside County Gen. Oblig. TRAN 2% 6/30/16	33,600	33,640
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Bonds Series 2016 B, 5% 8/1/16 (c)	27,600	27,731
San Francisco City & County Unified School District TRAN 5% 8/31/16	8,000	8,089
		627,707
Colorado - 1.2%
Colorado Ed. Ln. Prog. TRAN 2% 6/29/16	9,800	9,812
Colorado Gen. Fdg. Rev. TRAN 1.75% 6/28/16	90,200	90,294
Colorado Springs Utils. Rev.:
Series A, 0.46% 6/2/16, LOC Bank of America NA, CP	5,800	5,800
Series B, 0.43% 6/2/16, LOC Bank of America NA, CP	15,500	15,500
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.65%, tender 12/27/16 (a)	83,010	83,010
Series 2015 B, 0.65%, tender 12/27/16 (a)	8,570	8,570
Series 2015 C, 0.65%, tender 12/27/16 (a)	24,370	24,370
		237,356
Connecticut - 0.9%
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 0.5% 7/1/16 (a)	20,115	20,115
Series 2014 C, 4% 6/15/16	22,700	22,732
Series 2015 B, 2% 6/15/16	11,900	11,908
Series 2015 D, 0.48% 6/15/16 (a)	11,770	11,770
Series 2015 F, 2% 11/15/16	32,500	32,733
Series 2016 A, 3% 3/15/17	24,000	24,450
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.):
Series S1, 0.43% tender 6/7/16, CP mode	3,000	3,000
Series S2, 0.48% tender 6/6/16, CP mode	2,400	2,400
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2010 A, 5% 11/1/16	5,000	5,093
Danbury Gen. Oblig. BAN Series 2015, 2% 7/21/16	7,000	7,016
Guilford Gen. Oblig. BAN 1% 8/10/16	6,030	6,038
Rocky Hill Gen. Oblig. BAN 2% 11/17/16	9,200	9,268
South Windsor Gen. Oblig. BAN 2% 2/16/17	13,385	13,534
Univ. of Connecticut Gen. Oblig. Bonds Series 2016 A, 4% 3/15/17	6,540	6,709
		176,766
Delaware - 0.1%
Delaware Gen. Oblig. Bonds:
Series 2010 A, 5% 7/1/16	3,785	3,799
Series 2016 B, 5% 3/1/17 (b)	10,035	10,372
		14,171
District Of Columbia - 1.1%
District of Columbia Gen. Oblig. TRAN 1.5% 9/30/16	127,900	128,347
District of Columbia Rev. Bonds Series 2000, 0.53% tender 8/3/16, LOC JPMorgan Chase Bank, CP mode	10,000	10,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
Series 1:
0.45% 6/1/16, LOC JPMorgan Chase Bank, CP	13,900	13,900
0.48% 7/7/16, LOC JPMorgan Chase Bank, CP	10,000	10,000
0.5% 8/3/16, LOC JPMorgan Chase Bank, CP	27,900	27,900
0.43% 6/6/16, LOC JPMorgan Chase Bank, CP	25,200	25,200
		215,347
Florida - 1.7%
Florida Board of Ed. Lottery Rev. Bonds:
Series 2006 B, 5% 7/1/16	2,635	2,645
Series 2008 B, 5% 7/1/16	1,000	1,004
Series 2010 C, 5% 7/1/16	1,550	1,556
Series 2010 D, 5% 7/1/16	5,345	5,365
Series 2010 E, 5% 7/1/16	1,800	1,807
Series 2011 A, 5% 7/1/16	4,000	4,015
5% 7/1/16	3,250	3,263
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2009 D, 5.5% 6/1/16	7,910	7,910
Series 2011 B, 5% 6/1/16	5,000	5,000
Series 2012 A, 5% 6/1/16	1,700	1,700
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2007 A, 5% 7/1/16	2,445	2,454
Series 2011 B, 5% 7/1/16	6,900	6,927
Series 2014 A, 5% 7/1/16	4,865	4,884
Florida Gen. Oblig. Bonds Series 2015 A, 4% 7/1/16	7,780	7,804
Florida Local Govt. Fin. Cmnty.:
Series 2011 A1, 0.53% 6/3/16, LOC JPMorgan Chase Bank, CP	28,458	28,458
Series A1, 0.47% 7/6/16, LOC JPMorgan Chase Bank, CP	30,205	30,205
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.47% 7/28/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,700	8,700
0.5% 7/28/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	27,500	27,500
0.52% 6/2/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,610	5,610
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series III 5% 10/1/16	4,140	4,205
Jacksonville Gen. Oblig. Series A, 0.47% 7/7/16, LOC Barclays Bank PLC, CP	18,300	18,300
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 25, 5% 10/1/16	4,225	4,289
Miami-Dade County Wtr. & Swr. Rev.:
Series A1, 0.47% 7/6/16, LOC Barclays Bank PLC, CP	9,200	9,200
Series B1, 0.48% 8/3/16, LOC Sumitomo Mitsui Banking Corp., CP	11,600	11,600
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.65%, tender 12/27/16 (a)	46,400	46,400
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.7%, tender 12/27/16 (a)	28,200	28,200
Series 2014 A1, 0.65%, tender 12/27/16 (a)	28,900	28,900
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.7%, tender 12/27/16 (a)	42,015	42,015
		349,916
Georgia - 1.2%
Fulton County Gen. Oblig. TAN 1% 12/30/16	62,400	62,558
Georgia Gen. Oblig. Bonds:
Series 2012 A, 5% 7/1/16	3,040	3,052
Series 2013, 5% 1/1/17	3,350	3,437
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985 A, 0.46% tender 6/8/16, LOC Barclays Bank PLC, CP mode	16,950	16,950
Series B, 0.43% 6/8/16, LOC TD Banknorth, NA, CP	17,018	17,018
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A2, 0.48%, tender 8/1/16 (Liquidity Facility Royal Bank of Canada) (a)	145,670	145,670
Private Colleges & Univs. Auth. Rev. Bonds Series 2011 A, 5% 9/1/16	2,500	2,530
		251,215
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds:
Series 2011 EA, 5% 12/1/16	9,900	10,121
Series 2013, 5% 8/1/16	2,000	2,015
Series 2016 FD, 5% 6/1/16	5,300	5,300
		17,436
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.14%, tender 9/1/16 (a)(c)	10,670	10,670
Illinois - 1.1%
Illinois Fin. Auth. Ed. Rev.:
Series L:
0.44% 6/16/16, LOC PNC Bank NA, CP	16,800	16,800
0.45% 7/8/16, LOC PNC Bank NA, CP	17,500	17,500
0.48% 6/1/16, LOC PNC Bank NA, CP	17,400	17,400
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.7%, tender 12/27/16 (a)	40,850	40,850
(Advocate Health Care Proj.) Series 2008 C B3, 0.35%, tender 7/21/16 (a)	5,245	5,245
(Hosp. Sister Svcs. Proj.):
Series 2012 H, 0.45% tender 7/8/16, CP mode	17,500	17,500
Series 2012 I, 0.45% tender 7/8/16, CP mode	17,500	17,500
(Hosp. Sisters Svc. Proj.):
Series 2012 H, 0.48% tender 6/1/16, CP mode	28,485	28,485
Series 2012 I, 0.48% tender 6/1/16, CP mode	44,860	44,860
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 12/15/16	8,010	8,203
		214,343
Indiana - 0.2%
Delaware County Ind. Hosp. Auth. Bonds Series 2006:
5% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	1,170	1,179
5.25% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,017
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	4,455	4,484
Indianapolis Gas Util. Sys. Rev.:
Series L, 0.43% 6/16/16, LOC JPMorgan Chase Bank, CP	17,500	17,500
0.53% 8/3/16, LOC JPMorgan Chase Bank, CP	14,400	14,400
		39,580
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Bonds Series 2016 E, 2% 8/15/16 (c)	4,670	4,683
Kentucky - 0.3%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.8% tender 6/10/16, CP mode	8,100	8,100
Louisville & Jefferson County Gen. Oblig. BAN Series 2015 A, 2% 12/1/16	62,385	62,853
		70,953
Maryland - 0.6%
Anne Arundel County Gen. Oblig. Bonds Series 2016:
5% 10/1/16	6,475	6,571
5% 10/1/16	6,070	6,160
Baltimore County Gen. Oblig.:
0.45% 7/8/16 (Liquidity Facility Mizuho Bank Ltd.), CP	34,200	34,200
0.48% 6/1/16 (Liquidity Facility Mizuho Bank Ltd.), CP	44,700	44,700
Maryland Gen. Oblig. Bonds Series 2010 B, 5% 8/1/16	4,875	4,913
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.14%, tender 9/1/16 (a)	26,045	26,045
		122,589
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.85% tender 7/6/16, CP mode	3,300	3,300
0.86% tender 7/7/16, CP mode	22,900	22,900
Series 1993 A, 0.86% tender 7/8/16, CP mode	7,200	7,200
Series 1993 B, 0.85% tender 6/14/16, CP mode	13,200	13,200
Massachusetts Port Auth. Rev. Series 2012 B, 0.49% 8/4/16, LOC TD Banknorth, NA, CP (b)	8,200	8,200
		54,800
Michigan - 1.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 0.65%, tender 12/27/16 (a)	15,445	15,445
Michigan Bldg. Auth. Rev. Series 7, 0.47% 7/7/16, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	19,535	19,535
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.14%, tender 9/1/16 (a)	26,475	26,475
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.67%, tender 12/27/16 (a)	30,255	30,255
0.67%, tender 12/27/16 (a)	35,310	35,310
0.67%, tender 12/27/16 (a)	36,560	36,560
Series 2010 F2, 1.5%, tender 3/1/17 (a)	2,100	2,112
Univ. of Michigan Rev.:
Bonds Series 2009 B, 0.44% tender 6/16/16, CP mode	26,700	26,700
Series J1:
0.44% 6/23/16, CP	6,335	6,335
0.5% 6/3/16, CP	1,400	1,400
Series J2, 0.58% 12/30/16, CP	5,400	5,400
		205,527
Minnesota - 0.5%
Minnesota Gen. Oblig. Bonds:
Series 2006, 5% 11/1/16 (Pre-Refunded to 11/1/16 @ 100)	4,075	4,152
Series 2007, 5% 8/1/16	1,000	1,008
Series 2010 D, 5% 8/1/16	10,050	10,126
Series 2013 F, 5% 10/1/16	1,000	1,015
Series 2015 B, 3% 8/1/16	7,750	7,785
4% 8/1/16	1,250	1,257
5% 6/1/16	1,335	1,335
5% 8/1/16	5,965	6,010
Univ. of Minnesota Gen. Oblig. Series 2007 C, 0.5% 6/1/16, CP	18,300	18,300
Univ. of Minnesota Rev.:
Series 2005 A:
0.43% 6/3/16, CP	10,410	10,410
0.48% 6/1/16, CP	13,900	13,900
Series A, 0.44% 6/16/16, CP	18,600	18,600
		93,898
Missouri - 0.1%
Saint Louis Gen. Fund Rev. TRAN 2% 6/1/16	13,600	13,600
Montana - 0.1%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 0.52%, tender 3/1/17 (a)	5,975	5,975
Series 1998, 0.52%, tender 3/1/17 (a)	11,695	11,695
Series 2013, 0.52%, tender 3/1/17 (a)	1,900	1,900
		19,570
Nebraska - 0.9%
Nebraska Pub. Pwr. District Rev.:
Bonds:
Series 2012 C, 5% 1/1/17	2,000	2,052
Series 2014, 4% 7/1/16	2,000	2,006
Series A:
0.49% 9/6/16, CP	17,500	17,500
0.5% 7/15/16, CP	7,500	7,500
0.51% 7/13/16, CP	13,500	13,500
0.53% 8/9/16, CP	6,780	6,780
0.55% 8/2/16, CP	16,700	16,700
0.55% 8/3/16, CP	17,100	17,100
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.48% 7/14/16, CP	15,000	15,000
0.5% 6/15/16, CP	14,300	14,300
0.5% 6/16/16, CP	6,565	6,565
0.52% 7/15/16, CP	12,000	12,000
0.53% 7/13/16, CP	7,500	7,500
0.54% 6/21/16, CP	10,400	10,400
0.55% 8/11/16, CP	7,000	7,000
0.57% 8/2/16, CP	9,400	9,400
0.57% 8/3/16, CP	10,400	10,400
		175,703
Nevada - 0.7%
Clark County Fuel Tax Bonds 5% 11/1/16	10,155	10,352
Clark County School District Bonds:
Series 2007 A, 4% 6/15/16	10,100	10,114
Series 2011 A, 5% 6/15/16	7,595	7,608
Series 2012 A, 5% 6/15/16	14,300	14,325
Series 2013 A, 4% 6/15/16	2,000	2,003
Series 2014 A, 5.5% 6/15/16	8,000	8,016
Series 2014 B, 5.5% 6/15/16	1,000	1,002
Series 2015 A, 5% 6/15/16	12,500	12,521
Series 2015 D, 5% 6/15/16	5,165	5,174
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013, 5% 12/1/16	17,885	18,285
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.48% 7/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	14,450	14,450
Series 2006 B:
0.43% 6/9/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	14,000	14,000
0.52% 8/4/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,500	8,500
Series A, 0.53% 9/8/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	16,150	16,150
		142,500
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 7/8/16, CP mode (b)	4,600	4,600
Series 1990 A1:
0.9% tender 6/14/16, CP mode (b)	22,600	22,600
0.9% tender 6/29/16, CP mode (b)	2,400	2,400
Series 1990 B, 0.85% tender 6/3/16, CP mode	14,500	14,500
Series 1990 A, 0.9% tender 7/6/16, CP mode (b)	25,800	25,800
		69,900
New Jersey - 1.7%
Bergen County Gen. Oblig. BAN 2% 12/15/16	65,600	66,120
Burlington County Bridge Commission Lease Rev. BAN Series 2016 B, 2% 4/26/17	11,500	11,621
Burlington County Gen. Oblig. BAN Series 2016 A, 2% 5/16/17	42,700	43,227
Englewood Gen. Oblig. BAN 2.25% 4/6/17	16,069	16,260
Essex County Gen. Oblig. BAN Series 2015, 2% 9/16/16	19,300	19,392
Hudson County Gen. Oblig. BAN Series 2015, 2% 12/16/16	39,976	40,273
Mercer County Gen. Oblig. BAN 2% 9/1/16	32,500	32,626
Middlesex County Gen. Oblig. BAN 2% 6/15/17 (c)	23,700	24,005
North Brunswick Township Gen. Oblig. BAN Series 2015 A, 2% 7/29/16	3,100	3,108
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2015, 2% 9/23/16	14,751	14,828
Passaic County Gen. Oblig. BAN Series 2015 A, 2% 12/13/16	27,100	27,317
Union County Gen. Oblig. BAN 2% 6/24/16	53,100	53,155
		351,932
New York - 1.0%
Erie County Gen. Oblig. RAN Series 2015, 1.5% 6/30/16	19,260	19,276
Huntington Union Free School District TAN 1.5% 6/24/16	17,300	17,310
New York City Gen. Oblig. Bonds:
Series 2009 C, 5% 8/1/16	16,500	16,628
Series 2011 B, 5% 8/1/16	3,295	3,321
Series 2011 I1, 5% 8/1/16	6,045	6,091
Series 2012 A1, 5% 10/1/16	5,000	5,076
Series 2012 B, 5% 8/1/16	9,005	9,073
Series 2012, 5% 8/1/16	5,000	5,039
Series 2013 E, 5% 8/1/16	1,500	1,512
Series 2014 D, 5% 8/1/16	2,650	2,671
Series 2014 J, 3% 8/1/16	11,500	11,551
Series 2015 1, 2% 8/1/16	14,965	15,005
Series 2015 C, 2% 8/1/16	5,135	5,149
Series 2015 D, 2% 8/1/16	4,030	4,041
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1, 0.48% 8/4/16, CP	6,600	6,600
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2015 A, 4% 8/1/16	325	327
Series 2015 B, 4% 8/1/16	3,500	3,522
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2008 A, 5% 12/15/16	1,215	1,244
Series 2012, 5% 3/15/17	6,000	6,210
New York Pwr. Auth. Series 2, 0.48% 8/4/16, CP	23,700	23,700
New York Urban Dev. Corp. Rev. Bonds Series 2015 A, 5% 9/15/16	22,285	22,580
Three Village Central School District BAN Series 2015, 2% 8/26/16	15,900	15,963
Triborough Bridge & Tunnel Auth. Revs. Bonds:
Series 2009 A1, 5% 11/15/16	4,125	4,210
Series 2013 C, 3% 11/15/16	2,845	2,878
		208,977
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey:
Bonds Series 193, 1.5% 10/15/16 (b)	10,295	10,335
Series A, 0.52% 8/22/16, CP (b)	17,255	17,255
		27,590
North Carolina - 0.1%
Mecklenburg County Gen. Oblig. Bonds:
Series 2007, 5% 2/1/17	4,000	4,119
Series 2009 D, 0.65%, tender 12/27/16 (a)	15,215	15,215
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds 5.25% 1/1/17	10,430	10,708
		30,042
Ohio - 0.6%
Columbus Gen. Oblig. BAN 2% 8/11/16	14,500	14,544
Franklin County Hosp. Rev. Bonds Series 2011 D, 4%, tender 8/1/16 (a)	300	302
Franklin County Rev. Bonds Series 2013 OH, 0.14%, tender 9/1/16 (a)	9,245	9,245
Hamilton Ohio Elec. Rev. BAN Series 2015, 0.43% 6/13/16	9,500	9,500
Huber Heights BAN 2% 6/1/17 (c)	3,263	3,300
Ohio Gen. Oblig. Bonds:
Series 2009 A, 5% 9/1/16	4,460	4,511
Series 2009 B, 5% 9/15/16	5,035	5,101
Series 2012 C, 5% 9/15/16	4,000	4,052
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Proj.) Series B5, 0.54% tender 8/3/16, CP mode	4,000	4,000
(Cleveland Hosp. Proj.) Series 2008 B5, 0.5% tender 8/10/16, CP mode	23,850	23,850
(The Cleveland Clinic Foundation Proj.) Series 2008 B5, 0.33% tender 6/16/16, CP mode	27,050	27,050
Ohio State Univ. Gen. Receipts Rev. Bonds Series 2003 C, 0.46% tender 6/7/16, CP mode	8,455	8,455
		113,910
Oklahoma - 0.3%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.47% 6/3/16, LOC State Street Bank & Trust Co., Boston, CP	2,500	2,500
0.47% 7/5/16, LOC State Street Bank & Trust Co., Boston, CP	15,000	15,000
0.55% 6/3/16, LOC State Street Bank & Trust Co., Boston, CP	15,300	15,300
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.75%, tender 12/27/16 (a)	22,285	22,285
		55,085
Oregon - 0.4%
Oregon Facilities Auth. Rev. Bonds 0.63%, tender 9/30/16 (a)	4,215	4,216
Oregon Gen. Oblig. TAN Series 2015 A, 2% 9/15/16	48,800	49,008
Portland Gen. Oblig. TAN 1.5% 6/28/16	16,870	16,883
Portland Swr. Sys. Rev. Bonds Series 2015 B, 5% 6/1/16	3,745	3,745
Portland Wtr. Sys. Rev. Bonds Series 2006 B, 5% 10/1/16	4,000	4,060
		77,912
Pennsylvania - 0.2%
Pennsylvania Gen. Oblig. Bonds 5% 6/1/17	3,565	3,717
Philadelphia Arpt. Rev. Series B3, 0.6% 8/10/16, LOC Wells Fargo Bank NA, CP (b)	2,400	2,400
Philadelphia Gen. Oblig. TRAN Series 2015 A, 2% 6/30/16	29,100	29,138
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 2007 B, 0.54% tender 9/1/16, CP mode	9,900	9,900
		45,155
South Carolina - 0.7%
Aiken County Consolodated School District Bonds Series 2016 A, 5% 3/1/17	9,780	10,103
Charleston County School District BAN:
4% 11/4/16	38,810	39,388
5% 5/2/17	41,935	43,589
5% 5/2/17	10,450	10,862
Richland County Gen. Oblig. BAN Series 2015, 2% 10/28/16	36,200	36,439
		140,381
Tennessee - 0.2%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B1, 0.67%, tender 12/27/16 (a)	42,935	42,935
Texas - 5.1%
Austin Elec. Util. Sys. Rev. Series A:
0.45% 6/1/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,930	5,930
0.45% 6/1/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	79,065	79,065
0.48% 6/1/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	16,400	16,400
Brownsville Util. Sys. Rev. Series A, 0.6% 10/28/16, LOC Bank of Montreal Chicago CD Prog., CP	4,900	4,900
Garland Series 15, 0.5% 8/4/16, LOC Citibank NA, CP	5,000	5,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds (Texas Children's Hosp. Proj.) Series 2015 2, 0.6%, tender 12/27/16 (a)	33,900	33,900
Harris County Gen. Oblig.:
Series A1, 0.43% 6/9/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,000	6,000
Series D, 0.43% 6/9/16 (Liquidity Facility JPMorgan Chase Bank), CP	17,615	17,615
Harris County Metropolitan Trans. Auth.:
Series A1:
0.5% 6/3/16 (Liquidity Facility JPMorgan Chase Bank), CP	20,500	20,500
0.5% 7/12/16 (Liquidity Facility JPMorgan Chase Bank), CP	21,400	21,400
Series A3, 0.5% 7/12/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	14,000	14,000
0.55% 7/21/16 (Liquidity Facility JPMorgan Chase Bank), CP	23,850	23,850
0.55% 7/21/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,500	4,500
Houston Arpt. Sys. Rev. Series A:
0.52% 7/21/16, LOC Royal Bank of Canada, CP (b)	15,000	15,000
0.6% 6/3/16, LOC Royal Bank of Canada, CP (b)	5,000	5,000
Houston Gen. Oblig. TRAN:
Series 2015, 1% 6/30/16	20,800	20,808
2% 6/30/16	13,900	13,916
2.25% 6/30/16	13,900	13,919
Houston Util. Sys. Rev.:
Bonds:
Series 2010 C, 4% 11/15/16	1,840	1,869
3% 11/15/16	7,735	7,828
Series B4, 0.46% 6/28/16, LOC State Street Bank & Trust Co., Boston, CP	14,000	14,000
Karnes City Independent School District Bonds Series 2015, 3% 8/15/16 (Permanent School Fund of Texas Guaranteed)	5,545	5,575
Katy Independent School District Bonds Series 2007 C:
5% 2/15/17 (Permanent School Fund of Texas Guaranteed)	1,015	1,047
5% 2/15/17 (Permanent School Fund of Texas Guaranteed)	1,025	1,057
Lower Colorado River Auth. Rev.:
Series A, 0.47% 7/8/16, LOC JPMorgan Chase Bank, CP	18,020	18,020
Series A, 0.49% 6/8/16, LOC JPMorgan Chase Bank, CP	21,100	21,100
Series B:
0.46% 7/1/16, LOC State Street Bank & Trust Co., Boston, CP	9,534	9,534
0.48% 6/23/16, LOC State Street Bank & Trust Co., Boston, CP	9,173	9,173
0.44% 6/22/16, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,238	8,238
0.45% 6/16/16, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,906	12,906
0.46% 6/16/16, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	19,269	19,269
Mesquite Independent School District Bonds Series 2014 B, 5% 8/15/16 (Permanent School Fund of Texas Guaranteed)	6,000	6,058
North East Texas Independent School District Bonds Series 2011 C, 5% 8/1/16 (Permanent School Fund of Texas Guaranteed)	4,620	4,657
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2012, 5% 9/1/16	10,645	10,766
Round Rock Independent School District Bonds Series 2015, 3% 8/1/16 (Permanent School Fund of Texas Guaranteed)	12,550	12,603
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2008, 5% 2/1/17	1,000	1,029
Spring Independent School District Bonds Series 2015, 2% 8/15/16 (Permanent School Fund of Texas Guaranteed)	3,005	3,014
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds:
(Baylor Health Care Sys. Proj.):
Series 2011 B, 0.7%, tender 12/27/16 (a)	31,700	31,700
Series 2013 B, 0.7%, tender 12/27/16 (a)	21,100	21,100
(Baylor Scott & White Health Proj.) Series 2016 A, 3% 11/15/16	3,500	3,538
Texas Gen. Oblig. Bonds:
Series 2012 A, 5% 8/1/16	1,050	1,058
Series 2013 A, 4% 8/1/16 (b)	10,000	10,058
Series 2016, 5% 4/1/17	19,100	19,797
Texas Muni. Pwr. Agcy. Rev. Series 2005, 0.49% 7/14/16, LOC Barclays Bank PLC, CP	65,415	65,415
Texas Pub. Fin. Auth. Rev. Bonds Series 2014 A, 5% 7/1/16	42,925	43,087
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2007:
5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	7,215	7,475
5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	1,500	1,555
5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	15,690	16,264
Series 2014 A, 4.75% 4/1/17	4,135	4,278
Univ. of Texas Board of Regents Sys. Rev.:
Bonds:
Series 2006 B:
5% 8/15/16 (Pre-Refunded to 8/15/16 @ 100)	5,000	5,048
5% 8/15/16 (Pre-Refunded to 8/15/16 @ 100)	4,150	4,188
5% 8/15/16 (Pre-Refunded to 8/15/16 @ 100)	3,445	3,478
5% 8/15/16 (Pre-Refunded to 8/15/16 @ 100)	3,730	3,764
Series 2012 B, 5% 8/15/16	4,420	4,461
Series A:
0.32% 6/8/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,000	13,000
0.45% 7/1/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,500	16,500
0.46% 7/6/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,200	17,200
0.47% 7/8/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,150	10,150
0.47% 8/1/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,500	17,500
0.47% 8/2/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,400	15,400
0.47% 8/3/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,800	6,800
0.47% 8/3/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,000	14,000
0.47% 8/5/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,500	17,500
0.47% 8/8/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,000	14,000
0.48% 7/11/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,000	15,000
0.48% 8/10/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	9,000	9,000
0.5% 9/6/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	23,300	23,300
0.5% 9/7/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	18,700	18,700
0.52% 8/4/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,400	17,400
0.52% 8/18/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,300	17,300
Univ. of Texas Permanent Univ. Fund Rev.:
Bonds Series 2015 B, 2% 7/1/16	8,745	8,757
Series A, 0.52% 8/15/16, CP	17,400	17,400
Upper Trinity Reg'l. Wtr. District:
0.45% 7/8/16, LOC Bank of America NA, CP	19,550	19,550
0.48% 6/1/16, LOC Bank of America NA, CP	5,400	5,400
		1,029,567
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds:
Series 2007 A, 5% 7/1/16	1,000	1,004
Series 2013 A, 5% 7/1/16	7,100	7,127
Utah Gen. Oblig. Bonds:
Series 2009 A, 5% 7/1/16	1,505	1,510
Series 2010 A, 5% 7/1/16	5,450	5,471
		15,112
Vermont - 0.0%
Vermont Econ. Dev. Auth. Rev. Series B, 0.52% 8/12/16, LOC JPMorgan Chase Bank, CP	9,000	9,000
Virginia - 0.4%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.83% tender 6/14/16, CP mode (b)	16,700	16,700
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.52% 8/2/16, CP	24,500	24,500
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1986, 0.78% tender 6/14/16, CP mode	4,000	4,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds (21st Century College and Equip. Prog.):
Series 2011 A, 5% 2/1/17	2,000	2,059
Series 2016 A, 5% 2/1/17 (c)	18,800	19,358
Virginia Commonwealth Trans. Board Rev. Bonds (Virginia Trans. Cap. Projs.) Series 2016, 5% 5/15/17	6,095	6,348
Virginia Pub. School Auth. Bonds Series 2016 IV, 5% 4/15/17	6,015	6,245
		79,210
Washington - 1.4%
Energy Northwest Elec. Rev. Bonds:
Series 2004 A, 5.25% 7/1/16 (Escrowed to Maturity)	3,460	3,474
Series 2006 A, 5% 7/1/16 (Pre-Refunded to 7/1/16 @ 100)	6,710	6,735
Series 2007 A, 5% 7/1/16 (Escrowed to Maturity)	1,500	1,506
Series 2008 A, 5.25% 7/1/16 (Escrowed to Maturity)	5,535	5,557
Series 2014 A, 3% 7/1/16 (Escrowed to Maturity)	6,545	6,559
King & Snohomish Counties School District #417 Northshore Bonds 1.5% 6/1/16 (Washington Gen. Oblig. Guaranteed)	5,125	5,125
King County #405 Bellevue School District Bonds Series 2015, 5% 12/1/16 (Washington Gen. Oblig. Guaranteed)	8,900	9,102
King County School District #403 Bonds Series 2015, 5% 12/1/16 (Washington Gen. Oblig. Guaranteed)	6,255	6,399
King County School District #409, Tahoma Bonds Series 2015, 2% 12/1/16 (Washington Gen. Oblig. Guaranteed)	1,705	1,718
King County Swr. Rev. Bonds:
Series 2015 A:
2%, tender 11/16/16 (a)	40,000	40,287
2%, tender 11/16/16 (a)	24,900	25,079
Series 2015 B, 5% 7/1/16	3,965	3,980
Pierce County Puyallup School District #3 Bonds Series 2016, 2% 12/1/16 (Washington Gen. Oblig. Guaranteed)	5,780	5,823
Port of Seattle Rev. Series B1, 0.48% 7/7/16, LOC Bank of America NA, CP (b)	21,655	21,655
Seattle Gen. Oblig. Bonds:
Series 2010 B, 5% 8/1/16	2,000	2,016
Series 2015 A, 5% 6/1/16	6,095	6,095
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2011 A, 5% 2/1/17	5,250	5,408
Series 2016 B, 5% 10/1/16	1,535	1,558
Spokane County School District #81 Bonds (Washington State School Disctrict Cr. Enhancement Prog.) Series 2015 A, 5% 12/1/16 (Washington Gen. Oblig. Guaranteed)	6,175	6,313
Univ. of Washington Univ. Revs. Series 8, 0.53% 10/6/16, CP	25,000	25,000
Washington Gen. Oblig.:
Bonds:
Series 2009 A, 5% 7/1/16	1,520	1,526
Series 2010, 5% 1/1/17	2,100	2,155
Series 2012 C, 5% 7/1/16	10,490	10,529
Series 2012 D, 5% 2/1/17	4,440	4,575
Series 2014 B, 5% 8/1/16	2,200	2,217
Series R 2010 A, 5% 1/1/17	3,690	3,788
Series R 2011 C, 5% 7/1/16	10,000	10,037
Series R 2013 C, 3% 7/1/16	8,000	8,016
Series R 2015 C, 4% 7/1/16	14,160	14,201
5% 7/1/16	14,675	14,730
5% 7/1/16	5,000	5,019
5% 2/1/17	4,560	4,700
TAN Series 2016 B, 5% 8/1/16	3,870	3,901
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Bonds Series 1989 B, 7.125% 7/1/16 (Escrowed to Maturity)	4,715	4,741
		279,524
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 1996, 0.9% tender 7/8/16, CP mode (b)	10,800	10,800
Wisconsin - 1.2%
Milwaukee Gen. Oblig.:
Bonds Series 2016 N2, 2% 3/1/17	23,360	23,609
RAN Series 2016 R1, 1.5% 12/20/16	62,900	63,238
Wisconsin Gen. Oblig.:
Bonds Series 2011 2, 4% 11/1/16	1,000	1,015
Series 2013 A, 0.51% 9/1/16 (Liquidity Facility BMO Harris Bank NA), CP	20,600	20,600
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.67%, tender 12/27/16 (a)	38,755	38,755
Series 2014 B1, 0.59%, tender 12/27/16 (a)	23,400	23,400
Series 2014 B2, 0.6%, tender 9/27/16 (a)	19,150	19,150
Wisconsin Trans. Rev.:
Bonds Series 2015-1, 1% 7/1/16	8,530	8,532
Series 1997 A, 0.48% 7/20/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,469	9,469
Series 2006 A:
0.48% 7/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	10,501	10,501
0.48% 7/20/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,742	3,742
Series 2013 A:
0.45% 6/2/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	10,400	10,400
0.48% 7/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	16,765	16,765
		249,176
TOTAL OTHER MUNICIPAL SECURITY
(Cost $6,061,288)		6,061,288
	Shares	Value (000s)

Investment Company - 13.0%
Fidelity Municipal Cash Central Fund, 0.40% (g)(h)
(Cost $2,619,459)	2,619,459,134	2,619,459
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $20,121,370)		20,121,370
NET OTHER ASSETS (LIABILITIES) - 0.1%		21,665
NET ASSETS - 100%		$20,143,035

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $814,935,000 or 4.0% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,950,000 or 0.0% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.6%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA)	9/16/13	$5,540
JPMorgan Chase Bonds Series Putters 4410, 0.49%, tender 6/9/16 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$23,855
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.55%, tender 6/9/16 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$3,000
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.55%, tender 6/2/16 (Liquidity Facility Wells Fargo Bank NA)	7/17/12 - 1/29/16	$16,155
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.6%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$10,790
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.55%, tender 6/9/16 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$5,800
RBC Muni. Products, Inc. Trust Bonds Series E 55, 0.55%, tender 8/1/16 (Liquidity Facility Royal Bank of Canada)	5/26/16	$23,225
RBC Muni. Products, Inc. Trust Bonds Series RBC E 56, 0.5%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada)	3/1/16	$14,700
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.55%, tender 6/2/16 (Liquidity Facility Royal Bank of Canada)	7/2/15 - 3/31/16	$462,700
RBC Muni. Products, Inc. Trust Bonds Series RBC E 62, 0.55%, tender 8/1/16 (Liquidity Facility Royal Bank of Canada)	7/30/15	$28,500
RBC Muni. Products, Inc. Trust Bonds Series RBC E 63, 0.5%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada)	12/3/15	$5,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E 64, 0.53%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada)	7/9/15 - 3/31/16	$20,405
RBC Muni. Products, Inc. Trust Bonds Series RBC E 65, 0.53%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada)	7/16/15 - 4/1/16	$44,600
RBC Muni. Products, Inc. Trust Bonds Series RBC E 66, 0.55%, tender 8/1/16 (Liquidity Facility Royal Bank of Canada)	8/3/15 - 11/2/15	$12,195
RBC Muni. Products, Inc. Trust Bonds Series RBC E53, 0.53%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada)	3/31/16	$70,100
RBC Muni. Products, Inc. Trust Bonds Series RBC E58, 0.53%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada)	3/31/16	$17,695
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 0.6%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$6,730
Texas Gen. Oblig. Bonds Series WF 1183C, 0.6%, tender 6/30/16 (Liquidity Facility Wells Fargo Bank NA)	3/30/16 - 4/20/16	$10,045
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.6%, tender 8/18/16 (Liquidity Facility Wells Fargo Bank NA)	11/1/12 - 2/18/16	$33,900

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$2,351
Total	$2,351

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At May 31, 2016 the cost for Federal Income Tax Purposes was $20,121,370,000.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016